Project or Worker Photo [Fund Name] [Date], 2024

Long History and Track Record Overview Active Impact Investing Investment Strategy Features of the HIT » $6.5 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » 365 institutional investors, primarily pension funds including Taft - Hartley and public plans » Directly sourcing increases relative value and provides additional benefits » 100 percent union labor requirement for all directly - sourced construction related investments » Successful ESG record creating family - supporting union jobs, affordable housing and economic impacts that benefit underserved communities » Signatory of UNPRI » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 29 years experience, 20 years at HIT » Record of consistent and competitive returns » 25 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 17 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies and liquidity 1 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2024 was 1 . 96% , - 2 . 82% , 0 . 01% , and 1 . 33% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of March 31 , 2024 , unless otherwise denoted .

History of the HIT

AFL-CIO HIT

- ✓ Created by the AFL-CIO Executive Council led by President George Meany:
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all directly-sourced construction related investments

Project Picture	Project Picture	Project Picture
[Project Name] [Project City, State]	[Project Name] [Project City, State]	[Project Name] [Project City, State]

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf.*

AFL-CIO HOUSING INVESTMENT TRUST 2

3 Why HIT Now? x Higher yields » Portfolio yield of 5.49% – attractive relative to the last two decades* » Yield advantage of 63 bps relative to the Bloomberg Aggregate ^ » Multifamily spreads wider than historical averages – HIT portfolio performance stands to benefit if spreads regress towards thei r mean x Putting labor’s capital to work generating union jobs and creating or preserving affordable housing** » 36 projects under construction at quarter - end, generating an estimated 21.9 million hours of union construction work and 5,335 u nits of housing » Committed to two projects with total development cost of $81.5 million in first quarter of 2024 x Superior credit quality vs. the Bloomberg Aggregate » 88.9% government/agency/cash relative to the benchmark’s 70.6%^ » Should benefit the HIT in case of economic slowdown [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] * See slide 12 for more detail on current portfolio yield performance ** Includes projects receiving NMTC allocations by HIT subsidiary Building America, CDE . Data current as of March 31 , 2024 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2024 was 1 . 96% , - 2 . 82% , 0 . 01% , and 1 . 33% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited

HIT’s Long History of Impact Investing Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Ventana Residences San Francisco, CA The Couture Milwaukee, WI *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of March 31 , 2024 . Economic impact data is in 20 23 dollars and all other figures are nominal . 127,839 233,749 204.7 M $19.8 B $46.9 B $21.3 B $10.7 B 600 housing and healthcare units, with 67% affordable housing total jobs generated across communities hours of on - site union construction work created in personal income, including wages and benefits with $10.1B for construction workers in total economic benefits in total development cost in HIT Investment, including New Markets Tax Credit (NMTC) allocations Projects 4 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State]

Nationwide Major Markets Twin Cities New York City Chicago Boston Bay Area (1984 - 2024) 600 286 81 75 67 41 22 # of Projects $10.7B $6.0B $1.5B $2.0B $1.1B $798.6M $484.7M HIT Investment ° $21.3B $13.2B $2.4B $4.9B $2.9B $2.1B $915.4M Total Development Cost 204.7M 99.1M 21.3M 26.2M 24.9M 16.2M 10.5M Union Construction Hours 233,749 116,210 27,024 29,358 28,484 19,759 11,585 Total Jobs Created 127,839 (67%) 79,134 (79%) 11,534 (52%) 44,467 (92%) 14,773 (68%) 4,782 (90%) 3,578 (36%) Housing Units (% affordable) $46.9B $23.8B $5.3B $6.3B $5.5B $4.3B $2.4B Total Economic Impact ° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc . as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 247 M nationwide HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f March 31 , 2024 . Economic impact data is in 20 23 dollars and all other figures are nominal . 5

Erica Khatchadourian Chief Operating Officer 35 years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 31 years at the HIT Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 25+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Nick Milano General Counsel 25+ years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 14 years at the HIT Lesyllee White Chief Marketing Officer 25+ years of business development experience in the financial services industry, with 24 years at the HIT William K. Pierce, CFA Senior Portfolio Manager 9 years of experience in financial markets, managing and trading investments, with 3 years at the HIT Leadership Ted Chandler Senior Managing Director - Strategic Initiatives 35+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 15 years at the HIT John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 16 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 19 years at the HIT; Leads HIT’s subsidiary, Building America CDE Julissa Servello Managing Director - Investor Relations 25 years of experience at the HIT liaising with investors, consultants and stake holders 6

x Diverse workforce (63% minority or women) x Diverse leadership team (56% minority or women) x HIT policy and demonstrated practice is to create and maintain an organizational environment that achieves and values a workforce that reflects the diversity of our society and promotes inclusion x Diversity, equity and inclusion add value, enrich the culture and productivity of our workplace, and contribute to staff dept h o f experience and retention x A diverse workforce brings varied experiences and perspectives that add significant value to the HIT’s decision making and management x Committed to maintaining diversity, equity and inclusion in the workforce including through recruitment, hiring, retention, compensation and promotion decisions Diversity, Equity and Inclusion 7 As of March 31 , 2024

Plan types include pension, health & welfare, annuity, among others. $2,218.39 34% $878.27 13% $1,496.81 23% $1,514.81 23% $434.08 7% 365 Institutional Investors (as of 3/31/2024) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Service Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . Assets Under Management - $6.5 Billion 8

x As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations x As set forth in its Prospectus, all returns over actual costs are distributed on a pro rata basis to investors based on units he ld, and all expenses are borne in proportion to the number of units held x Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year x For the year ended December 31, 2023, the expense ratio was 33 bps Costs of Investing in the HIT Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov . 30 32 34 36 38 40 42 44 46 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 In BPS HIT Expense Ratio 9

[Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] The HIT seeks to offer relative value: x Higher Yield x High Credit Quality x Diversification from Corporates x Highly Liquid Investment x Value Added – Impact Investments: » Union Construction Jobs, Affordable and Workforce Housing » Promoting Economic and Social Impacts in Underserved Communities HIT Difference – Relative Value and Impact Investing through Directly Sourced Multifamily Investments 10

Objectives Strategy Core Competency HIT Objectives and Strategy x Generate competitive risk - adjusted total returns versus its benchmark x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk x Offer diversification to investors x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 11

As of March 31, 2024 Relative Value – Fundamentals vs. Benchmark Bloomberg Agg^ HIT Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 6.11 5.96 Effective Duration 70.6% 88.9% U.S. Government/ Agency/Cash 0.27 0.23 Convexity 24.3% 4.8% A & Below/Not Rated Similar Prepayment Risk Higher Yield 74% 75% Prepayment Protection 3.55% 3.99% Current Yield 26% 25% No Prepayment Protection 4.86% 5.49% Yield to Worst The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 12

34.3% 4.7% 1.6% 51.5% 3.0% 4.8% Cash & Cash Equivalents AAA Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of March 31, 2024 * Based on total investments and including unfunded commitments 89 % Government/ Agency/Cash High Credit Quality 13

* Based on total investments and includes unfunded commitments but does not include U.S. treasury futures contracts. Includes 11 .8% in floating rate investments. 14.8% 12.7% 65.8% 0.1% 3.0% 3.7% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS SF MBS Permanent MF MBS Sector Allocation* As of March 31, 2024 78 % Multifamily Overweight to Multifamily Sector High Credit Quality & Diversification from Corporate Bonds 14

- 0.19% 2.30% - 2.50% 0.33% 1.70% - 0.27% 1.96% - 2.82% 0.01% 1.33% - 0.78% 1.70% - 2.46% 0.36% 1.54% -4.0% -2.0% 0.0% 2.0% 4.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ Total Returns vs. Benchmark As of March 31, 2024 HIT Performance Relative to Benchmark The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source: Bloomberg Index Services Limited 15

Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 5.51% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 5.17% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 5.53% -15% -13% -11% -9% -7% -5% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 HIT Gross HIT Net Bloomberg Aggregate ^ 16 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2024 was 1 . 96% , - 2 . 82% , 0 . 01% , and 1 . 33% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -10% -4% 2% 8% 14% HIT Gross Bloomberg Aggregate^ Competitive Performance Relative to the Benchmark 17 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2024 was 1 . 96% , - 2 . 82% , 0 . 01% , and 1 . 33% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited

Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide attractive risk - adjusted returns relative to other investment grade sectors. GNMA construction loans offer one of the widest yield spreads to Treasuries among high credit quality fixed income asset classes x Prepayment protection through yield maintenance/penalty points x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Investment Comparison As of March 31 , 2024 Source: HIT and Securities Dealers OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0 4.19 0.38 8.02 10 Year UST 114 5.35 0.42 8.17 GNMA Construction/Permanent 90 5.07 0.34 7.37 GNMA Permanent 81 5.28 0.09 5.44 Structured GNPL (GNR 2024 - 56 AC) 58 4.75 0.33 7.22 FNMA Multifamily 10/9.5 DUS 38 5.73 - 0.72 2.28 UMBS 6.00% 30yr MBS 47 5.72 - 0.54 2.58 GNMA 6.00% 30yr MBS 18 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 4.0 4.5 5.0 5.5 6.0 0 50 100 150 200 250 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads March 2021 - March 2024 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis)

Corporate Spreads Historically Tight to Multifamily Ginnie Mae CLC spreads are currently 24 bps wide to Corporates vs . 15 - year average of 10 bps tight to Corporates 19 -250 -200 -150 -100 -50 0 50 100 Mar-09 Mar-10 Mar-11 Mar-12 Mar-13 Mar-14 Mar-15 Mar-16 Mar-17 Mar-18 Mar-19 Mar-20 Mar-21 Mar-22 Mar-23 Mar-24 Basis Points Difference in Ginnie Mae CLC and Corporate Spreads to Treasuries Ginnie Mae CLC Spread – Corporate Spread Corporates represent the corporate component of the Bloomberg Aggregate Source: HIT and Securities Dealers 15Y Average 34bps

EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment $75M or over under $75M Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management 20

CPI Breakdowns: YOY% Change Source: Bureau of Labor Statistics x Inflation slow to recede, shelter prices still elevated 21 CPI Breakdowns: YOY% Change 2024 - Mar 2024 - Feb 2024 - Jan 2023 - Dec 2023 - Nov 2023 - Oct 2023 - Sep 2023 - Aug 2023 - Jul 2023 - Jun 2023 - May 2023 - Apr 2023 - Mar 3.5 3.2 3.1 3.4 3.1 3.2 3.7 3.7 3.2 3.0 4.0 4.9 5.0 All Items 3.8 3.8 3.9 3.9 4.0 4.0 4.1 4.3 4.7 4.8 5.3 5.5 5.6 All Items less Food and Energy 2.2 2.2 2.6 2.7 2.9 3.3 3.7 4.3 4.9 5.7 6.7 7.7 8.5 Food 1.2 1.0 1.2 1.3 1.7 2.1 2.4 3.0 3.6 4.7 5.8 7.1 8.4 Food at Home 4.2 4.5 5.1 5.2 5.3 5.4 6.0 6.5 7.1 7.7 8.3 8.6 8.8 Food away from home 2.1 - 1.9 - 4.6 - 2.0 - 5.4 - 4.5 - 0.5 - 3.6 - 12.5 - 16.7 - 11.7 - 5.1 - 6.4 Energy 0.9 - 4.2 - 6.9 - 2.9 - 9.8 - 6.2 2.2 - 4.2 - 20.3 - 26.8 - 20.4 - 12.6 - 17.0 Energy commodities 1.3 - 3.9 - 6.4 - 1.9 - 8.9 - 5.3 3.0 - 3.3 - 19.9 - 26.5 - 19.7 - 12.2 - 17.4 Gasoline - 0.8 - 0.3 - 0.8 0.0 - 0.9 - 2.1 - 2.3 - 1.9 - 1.3 - 0.7 0.1 - 0.3 - 1.8 Transportation less fuel - 0.1 0.4 0.7 1.0 1.3 1.9 2.5 2.9 3.5 4.1 4.7 5.4 6.1 New cars - 2.2 - 1.8 - 3.5 - 1.3 - 3.8 - 7.1 - 8.0 - 6.6 - 5.6 - 5.2 - 4.2 - 6.6 - 11.2 Used cars - 7.1 - 6.1 - 6.4 - 9.4 - 12.1 - 13.2 - 13.4 - 13.3 - 18.6 - 18.9 - 13.4 - 0.9 17.7 Airfare 5.7 5.7 6.0 6.2 6.5 6.7 7.2 7.3 7.7 7.8 8.0 8.1 8.2 Shelter 5.7 5.8 6.1 6.5 6.9 7.2 7.4 7.8 8.0 8.3 8.7 8.8 8.8 Rent of primary residence 5.9 6.0 6.2 6.3 6.7 6.8 7.1 7.3 7.7 7.8 8.0 8.1 8.0 Owners' equivalent rent 0.4 0.0 0.1 1.0 1.1 2.6 2.3 3.1 3.2 3.1 3.5 3.6 3.3 Apparel 2.1 1.1 0.6 - 0.5 - 0.9 - 2.0 - 2.6 - 2.1 - 1.5 - 0.8 - 0.1 0.4 1.0 Medical Care Service 0.7 0.4 0.1 - 0.6 - 0.7 - 1.2 - 0.2 0.3 0.4 0.5 - 0.1 0.3 0.5 Physicians' services 7.5 6.1 6.7 6.5 6.3 5.4 4.5 3.0 3.1 4.1 3.7 3.2 2.7 Hospital services 2.5 2.9 3.0 4.7 5.0 4.7 4.2 4.5 4.1 4.2 4.4 4.0 3.6 Medical Care Commodities - 1.9 - 1.3 - 0.6 - 1.2 - 0.6 - 0.4 0.2 - 0.1 1.0 2.0 2.7 2.9 3.2 Recreation Commodities - 2.2 - 1.8 - 1.1 - 2.5 - 1.8 - 1.2 - 0.1 - 1.2 - 0.5 - 0.9 - 0.9 0.0 1.1 Sporting goods - 6.2 - 5.6 - 6.6 - 7.2 - 7.9 - 7.1 - 7.3 - 8.1 - 7.8 - 7.1 - 6.9 - 8.3 - 10.2 Ed. & Info Tech Commodities - 3.0 - 3.5 - 4.0 - 3.6 - 4.8 - 3.2 - 2.5 - 3.4 - 3.0 - 2.7 - 1.3 0.3 0.7 Education books and supplies - 6.6 - 5.9 - 6.9 - 7.6 - 8.3 - 7.6 - 7.9 - 8.7 - 8.5 - 7.7 - 7.6 - 9.4 - 11.5 Information tech commodities - 3.8 - 2.7 - 2.1 - 3.6 - 4.6 - 5.7 - 5.2 - 5.0 - 4.9 - 5.2 - 4.2 - 5.1 - 5.8 Computers - 4.7 - 6.1 - 8.6 - 9.9 - 8.1 - 8.5 - 9.3 - 10.2 - 7.3 - 6.5 - 2.8 - 1.9 - 1.0 Computers software - 9.0 - 10.5 - 13.2 - 14.4 - 14.0 - 12.0 - 15.4 - 17.2 - 17.6 - 16.1 - 15.3 - 20.0 - 23.9 Smartphones

The U.S. is Facing a Housing Affordability Crisis Source: Moody’s, Ap artmentlist.com x Housing affordability continued to erode with shrinking of supply of low rent properties, as apartment rents remain near reco rd highs » Historically low number of homes for sale led to rising home prices making home ownership out of reach for most new households » Elevated mortgage rates have also impacted housing affordability x With home prices near record highs for new and existing home sales, multifamily housing should continue to be in high demand x National multifamily vacancy stayed flat at 5.5%, but new constructions are getting absorbed at a slightly faster speed in th e f irst quarter, according to Moody’s Apartment Rents Still Near Historic Highs 22 1,000 1,050 1,100 1,150 1,200 1,250 1,300 1,350 1,400 1,450 1,500 Mar-17 Jun-17 Sep-17 Dec-17 Mar-18 Jun-18 Sep-18 Dec-18 Mar-19 Jun-19 Sep-19 Dec-19 Mar-20 Jun-20 Sep-20 Dec-20 Mar-21 Jun-21 Sep-21 Dec-21 Mar-22 Jun-22 Sep-22 Dec-22 Mar-23 Jun-23 Sep-23 Dec-23 Mar-24

Interest Rate Environment Yield Curve S&P vs 10yr U.S. Treasury 23 3/31/2024 12/31/2023 9/30/2023 6/30/2023 Economic Indicators N/A 3.4% 4.9% 2.1% GDP (seasonally adj. annual rate) 3.8% 3.7% 3.8% 3.6% Unemployment Rate 2.8%* 2.9% 3.6% 4.3% Core Inflation (Personal Consumption Expenditures Less Food and Energy (Core PCE)) yearly basis 5.25% 5.25% 5.25% 5.0% Federal Funds Rate Lower Limit *as of February 2024 Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board, 4.025 3.573 3.531 3.468 3.650 4.250 3.847 3.881 3.879 4.028 4.620 4.212 4.208 4.200 4.343 3.0 3.5 4.0 4.5 5.0 2 5 7 10 30 3/31/2023 12/31/2023 3/31/2024 3,500 3,700 3,900 4,100 4,300 4,500 4,700 4,900 5,100 5,300 5,500 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% 3.5% 4.0% 4.5% 5.0% 5.5% GT10 Govt (Left axis) S&P 500 (Right axis)

Economic Environment and Outlook x Economic growth was solid in the first quarter of 2024 , but is expected to slow ▪ Strong Q 1 jobs growth concentrated in healthcare, the public sector and leisure/hospitality x Inflation in the U . S is slow to recede ▪ The Fed is expected to cut rates later this year, but is looking for clear and definitive signs that inflation is coming down x Geopolitical risks persist ▪ Crisis in the Middle East and continued war in Ukraine ▪ Political uncertainty in the U . S . as the divided Congress struggles to approve multiple spending bills x Housing affordability crisis ▪ Rental prices remain elevated with a shortage of affordable rentals ▪ Rising borrowing costs, limited supply of for - sale housing, and elevated home prices have led to many Americans being priced out of the housing market 24

HIT Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction projects generate family - supporting union jobs, hours of work and benefits Union workers contribute to pension funds HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Committed to Impact Investments 25 * You may obtain a copy of HIT’s Assessment and Transparency Reports by calling the Marketing and Investor Relations Departme nt at 202 - 331 - 8055 2023 Assessment Report Scores *: Direct Fixed income sub - categories: 94% Private debt 97% Securitised 92% SSA 87% Policy Governance and Strategy 100% Confidence Building Measures

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] Since Inception [Date] 10 Year 5 Year 3 Year 1 Year [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Net Participant Dollar - Weighted [$xxxxxx] Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [Fund Name] 26 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31 , 2024 was 1 . 96% , - 2 . 82% , 0 . 01% , and 1 . 33% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 27